Investment in an Associate (Details) - CHF (SFr)	Nov. 21, 2023	Dec. 31, 2023
Investment in an Associate [Line items]
Stake percentage of subsidiary	51.00%
Investment equity method	49.00%	49.00%
Transaction amount		SFr 1,000,000
Cash		SFr 490,000